ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
ADMINISTRATIVE EXPENSES
ADMINISTRATIVE EXPENSES

28          ADMINISTRATIVE EXPENSES

This item consists of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Repair and maintenance	318,715	301,893	271,081
Publicity	380,147	336,203	304,119
Taxes and contributions	334,398	285,551	259,523
Rental (*)	63,047	226,388	230,257
Consulting and professional fees	261,144	223,239	206,224
Transport and communications	168,237	176,623	176,273
Sundry supplies	74,038	54,742	49,935
IBM services expenses	118,009	140,909	143,703
Services by third-party and others (**)	636,895	584,496	517,708
Total	2,354,630	2,330,044	2,158,823

(*)During the year 2019, the amount corresponds only to short-term leases and of low value, which are recognized in the consolidated statement of income according to the provisions of IFRS 16 “Leases” (During the year 2018, amounts corresponded to all leases recognized in accordance with IAS 17 “Leases”).

(**)The balance consists mainly of security and protection services, cleaning service, representation expenses, electricity and water utilities, insurance policy expenses, subscription expenses and commission expenses.